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MassMutual Strategic Emerging Markets Fund
MassMutual Strategic Emerging Markets Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 115 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Strategic Emerging Markets Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Strategic Emerging Markets Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses		0.38%	0.48%	0.58%	0.68%	0.58%	0.63%	[1]	0.58%	0.48%	[2]
Total Annual Fund Operating Expenses		1.38%	1.48%	1.58%	1.68%	1.83%	1.88%		2.08%	1.48%
Expense Reimbursement		(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)		(0.23%)	(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	1.15%	1.25%	1.35%	1.45%	1.60%	1.65%		1.85%	1.25%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.15%, 1.25%, 1.35%, 1.45%, 1.60%, 1.65%, 1.85%, and 1.25% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Strategic Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	117	414	733	1,637
Class R5	127	445	786	1,749
Service Class	137	476	839	1,859
Administrative Class	148	507	891	1,968
Class R4	163	553	969	2,129
Class A	709	1,087	1,490	2,612
Class R3	188	630	1,098	2,392
Class Y	127	445	786	1,749

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e. are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes or excluded from an index that captures representation across developed market countries, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics as such countries. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on inclusion of an issuer or its securities in an index representative of developing or emerging markets, or on its “country of risk” being a developing market country as determined by a third-party service provider such as Bloomberg.
The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. In addition to common and preferred stocks, the Fund can invest in other equity or “equity equivalents” securities such as convertible securities, rights, or warrants. The Fund may purchase American Depositary Shares (“ADS”) as part of American Depositary Receipt (“ADR”) issuances. Under normal market conditions, the Fund currently does not expect to invest a significant amount of its assets in securities of U.S. issuers or debt of any issuer. The Fund may use derivatives, including futures contracts, forward contracts, and options, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong).
In selecting investments for the Fund, the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. Invesco Advisers also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. Invesco Advisers considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. Invesco Advisers may invest in growth companies of different capitalization ranges in any developing market country. Invesco Advisers monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) and performance for Class Y shares of the Fund (which has not yet begun operations, and therefore has no performance history) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://  www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	4Q ’20,	19.14%	Lowest Quarter:	1Q ’20,	–22.67%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Strategic Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	10.14%	2.10%	1.32%
Class I	10.14%	2.18%	1.42%
Service Class	9.98%	2.00%	1.22%
Administrative Class	9.84%	1.89%	1.12%
Class R4	9.63%	1.72%	0.96%
Class A	3.52%	0.48%	0.30%
Class R3	9.43%	1.48%	0.70%
Class Y	10.14%	2.10%	1.32%
After Taxes on Distributions | Class R5	10.43%	1.17%	0.78%
After Taxes on Distributions and Sale of Fund Shares | Class R5	6.30%	1.98%	1.21%
MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	9.83%	3.69%	2.66%